General and Administrative (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expense [Abstract]
Schedule of general and administrative
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Salaries, fees and related expenses	1,043	1,085	2,545
Professional services	1,239	1,115	2,139
Share-based compensation	465	216	1,084
Fees to directors	286	284	258
Directors' and officers' insurance	499	538	648
Lease and maintenance	60	50	81
Other expenses	142	124	323

	3,734	3,412	7,078